Other income	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Other income	Other incomeIn the first quarter of 2021 the Group entered into an agreement with Novartis to facilitate manufacturing of MP0420 drug supply at a third party supplier. The related agency services during the six months ended June 30, 2022 amounted to TCHF 14 (six months ended June 30, 2021: TCHF 389) and are presented as other income in the condensed consolidated interim statement of comprehensive income.